Other financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Other financial liabilities [Text Block]

18. Other financial liabilities

	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative liabilities	$0.3	$11.8
Equipment financing	16.3	3.3
Agreements with communities recorded at amortized cost	21.7	17.4
Deferred Rosemont acquisition consideration	-	9.7
	38.3	42.2

Non-current
Equipment financing	60.4	7.5
Agreements with communities recorded at amortized cost	46.7	37.5
Wheaton refund liability	7.3	6.7
	114.4	51.7
	$152.7	$93.9

Agreements with communities recorded at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region.

The movement in the deferred Rosemont acquisition consideration was driven by the repayment of the full outstanding consideration amount.

Equipment financing represents agreements that Hudbay has entered into to purchase mining equipment. Hudbay owns the assets and finances the payment of these assets over the specified term. These agreements expire between 2025 and 2032 with interest rates between 2.25% and 7.55% per annum. During the year ended December 31, 2024, $71.0 million (December 31, 2023 - nil) of capital additions related to the recognition of property, plant and equipment that has been financed (note 34).

As part of the streaming agreement for the 777 mine, Hudbay must repay, with precious metals credits, the stream deposit by August 1, 2052, the expiry date of the agreement. If the stream deposit is not fully repaid with precious metals credits from 777 production by the expiry date, a payment for the remaining amount will be due at the expiry date of the agreement. As the 777 mine has concluded all mining activities following the depletion of reserves and finalized the sales of produced concentrate, Hudbay concluded that the remaining stream deposit will not be repaid by means of precious metals credits from 777 production. The repayment amount is recorded as a Wheaton refund liability, which is and will be discounted at the 9.0% rate inherent in the original 777 stream agreement and accreted over the remaining term of the agreement. The following table summarizes changes in agreements with communities recorded at amortized cost

Balance, January 1, 2023	$42.5
Net additions	17.3
Disbursements	(10.7)
Accretion (note 7f)	4.2
Effects of changes in foreign exchange	1.6
Balance, December 31, 2023	$54.9
Net additions	18.6
Disbursements	(9.1)
Accretion (note 7f)	4.7
Effects of changes in foreign exchange	(0.7)
Balance, December 31, 2024	$68.4